CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Dividends per share	¥ 10	¥ 6	¥ 10	¥ 6